(16) Preferred Stock	3 Months Ended
Dec. 31, 2013
Notes
(16) Preferred Stock

(16)         PREFERRED STOCK

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

In July 2011, the Company amended its Articles of Incorporation and increased the total designated shares of Series D Preferred stock from 70,000 to 85,000 shares (“Series D Preferred stock”).  During the three months ended December 31, 2013 and 2012, the Company did not issue any additional new shares of Series D Preferred stock.

As of December 31, 2013 and September 30, 2013, there were 468 Series D Preferred shares outstanding.

Dividends

The Series D Preferred stock is entitled to dividends at the rate equal to 8 percent per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of common stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of common stock of the Company, the number of shares to be issued is based on the average per share market price of the common stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.

During the three months ended December 31, 2013 and 2012, the Company issued 483 and 103,808 shares of common stock to pay $9,427 and $630,528 of accrued dividends on the Series D Preferred stock earned during the three months ended September 30, 2013 and 2012, respectively.  Subsequent to December 31, 2013, the Company issued 496 shares of common stock to pay $9,427 of accrued dividends on Series D Preferred stock earned during the three months ended December 31, 2013.

Convertibility

Each share of Series D Preferred stock may be converted into 30 shares of common stock, commencing after ninety days from the date of issue. During the three months ended December 31, 2013 and 2012, no shares of Series D Preferred stock were converted into shares of common stock. During fiscal year 2013, the Company entered into an employment agreement with an officer. In addition, the officer and the Company agreed that he may convert his Series D Preferred shares into common stock at a rate of 155 percent of each share’s original investment; provided that the officer must convert all of his Series D Preferred shares before the next annual shareholder meeting of the Company. As of December 31, 2013, the 468 shares of Preferred stock were convertible into 24,503 shares of common stock.

Redemption

On January 16, 2014, the Company sent out notices to Series D Preferred shareholders regarding the Company’s election under the Amended and Restated Designation of the Rights and Preferences to redeem 261 shares of Series D Preferred stock at 120% of the aggregate original investment of $260,007 through the payment of cash totaling $312,008.  The redemption date is February 13, 2014.  The redemption is subject to the shareholder’s right to convert the shares of Series D Preferred stock by giving notice of conversion prior to the redemption date.

Voting Rights and Liquidation Preference

The holders of the Series D Preferred stock may vote their shares on an as-converted basis on any issue presented for a vote of the shareholders, including the election of directors and the approval of certain transactions such as a merger or other business combination of the Company.  As of December 31, 2013 and September 30, 2013, there were 468 shares of Series D Preferred stock outstanding. Additionally, the holders are entitled to a liquidation preference equal to their original investment amount.

In the event of the liquidation, dissolution or winding up of the affairs of the Company (including in connection with a permitted sale of all or substantially all of the Company’s assets), whether voluntary or involuntary, the holders of shares of Series D Preferred Stock then outstanding will be entitled to receive, out of the assets of the Company available for distribution to its shareholders, an amount per share equal to original issue price, as adjusted to reflect any stock split, stock dividend, combination, recapitalization and the like with respect to the Series D Preferred Stock.

Series D Preferred Stock Warrants

As of December 31, 2013, 1,400 warrants to purchase Series D Preferred stock at an exercise price of $500 per share were issued and outstanding. During the three months ended December 31, 2013, no Series D Preferred stock warrants were issued or exercised.